Basis of Presentation - Schedule of Income and Expenses of Foreign Operations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
USD [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	18.9326	18.6568	16.1548
Euro [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	1.1293	1.1066	1.1057